Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
11.	Commitments and contingencies

Operating Lease

The Company leases a number of properties under operating leases with lease term less than one year. Rental expenses under operating leases for the year ended December 31, 2021, the three months ended December 31, 2020 and the years ended September 30, 2020 and 2019 were approximately $232,985, $56,522, $231,000 and $253,000 respectively. A new two year operating lease commenced on March 1, 2022 at a monthly rental of about $9,230 per month.